LOANS AND LEASES - Loan Delinquency, including Nonaccrual Loans (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	$ 94,378	$ 72,660
Current	13,329,692	11,689,118
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	13,424,070	11,761,778
Greater than 90 days past due and still accruing	411	361
30 to 59 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	25,498	17,956
60 to 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	12,104	17,204
Greater than 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	56,776	37,500
Commercial
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	14,899	8,589
Current	4,617,342	3,807,269
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	4,632,241	3,815,858
Greater than 90 days past due and still accruing	0	0
Commercial | 30 to 59 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	7,894	4,521
Commercial | 60 to 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	3,176	1,598
Commercial | Greater than 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	3,829	2,470
Lease financing
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	6,255	9,567
Current	632,272	588,478
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	638,527	598,045
Greater than 90 days past due and still accruing	0	19
Lease financing | 30 to 59 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	1,884	3,096
Lease financing | 60 to 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	283	3,085
Lease financing | Greater than 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	4,088	3,386
Construction real estate
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	1,120	10,500
Current	676,219	768,946
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	677,339	779,446
Greater than 90 days past due and still accruing	0	0
Construction real estate | 30 to 59 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	0	0
Construction real estate | 60 to 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	0	10,500
Construction real estate | Greater than 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	1,120	0
Commercial real estate-investor
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	43,426	17,360
Current	3,203,463	3,076,024
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	3,246,889	3,093,384
Greater than 90 days past due and still accruing	0	0
Commercial real estate-investor | 30 to 59 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	3,540	0
Commercial real estate-investor | 60 to 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	3,613	0
Commercial real estate-investor | Greater than 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	36,273	17,360
Commercial real estate-owner
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	7,502	7,000
Current	1,130,165	961,360
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	1,137,667	968,360
Greater than 90 days past due and still accruing	0	0
Commercial real estate-owner | 30 to 59 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	1,081	856
Commercial real estate-owner | 60 to 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	2,985	0
Commercial real estate-owner | Greater than 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	3,436	6,144
Residential real estate
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	12,561	12,339
Current	1,819,623	1,449,945
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	1,832,184	1,462,284
Greater than 90 days past due and still accruing	0	0
Residential real estate | 30 to 59 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	6,338	6,217
Residential real estate | 60 to 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	248	154
Residential real estate | Greater than 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	5,975	5,968
Home equity
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	5,255	4,432
Current	999,949	844,607
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	1,005,204	849,039
Greater than 90 days past due and still accruing	0	0
Home equity | 30 to 59 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	2,966	1,902
Home equity | 60 to 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	1,065	1,102
Home equity | Greater than 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	1,224	1,428
Installment
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	1,881	1,885
Current	186,813	131,166
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	188,694	133,051
Greater than 90 days past due and still accruing	65	0
Installment | 30 to 59 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	935	914
Installment | 60 to 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	462	569
Installment | Greater than 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	484	402
Credit card
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	1,479	988
Current	63,846	61,323
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	65,325	62,311
Greater than 90 days past due and still accruing	346	342
Credit card | 30 to 59 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	860	450
Credit card | 60 to 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	272	196
Credit card | Greater than 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	$ 347	$ 342